Expense Example	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Class A Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Class A Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Class A Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Class A Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Class C Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Class C Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Class C Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Class C Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Class R Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Class R Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Class R Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Class R Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Class A Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Class A Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Class A Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Class A Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Class C Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Class C Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Class C Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Class C Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Class R Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Class R Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Class R Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Class R Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	726	1,054	1,405	2,392	335	737	1,265	2,712	185	585	1,011	2,196	134	431	750	1,652	122	394	686	1,517	706	1,018	1,351	2,290	315	699	1,210	2,612	165	547	954	2,091	114	392	691	1,542	102	355	627	1,405	684	954	1,244	2,068	291	633	1,100	2,395	140	479	842	1,861	90	324	576	1,299	84	305	544	1,230